SHARE-BASED COMPENSATION - Stock Appreciation Rights (Details) - USD ($)		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Vesting period	1 year
Share-based compensation			$ 225,000
Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage	33.00%
Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage	67.00%
Stock Appreciation Rights (SARs)
SHARE-BASED COMPENSATION
Balance as of the beginning of the period		159,736
Granted			230,752
Forfeited		(59,875)	(71,016)
Balance as of the end of the period		99,861	159,736
Recorded liability		$ 0	$ 35,442
Gain on share based compensation		35,000	35,000
Share-based compensation		$ 35,000	$ 35,000
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Vesting period			1 year
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage			67.00%
Vesting period			2 years